Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

February 24, 2011

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F St., NE
Washington, D.C. 20549

Attention: Sally Samuel

Re:                               Registration Statement on Form N-14 of Advanced Series Trust
File Nos. 333-171772 and 811-05186

Dear Sir/Madam:

On behalf of Advanced Series Trust (referred to herein as the Trust or the Registrant), set forth below are our proposed responses to telephonic comments received by the undersigned from you on February 15, 2011 and from Jason Fox on February 18, 2011.  Such comments relate to the Registrant’s Registration Statement on Form N-14 (the N-14 Registration Statement), which was originally filed with the U.S. Securities and Exchange Commission (the Commission) on January 19, 2011 pursuant to Rule 488 under the Securities Act of 1933, as amended (the 1933 Act). The Prospectus and Proxy Statement (Prospectus/Proxy Statement), the Statement of Additional Information, and the related exhibits thereto that accompany this letter (collectively, the Amendment) are being filed pursuant to Rule 497 under the 1933 Act and will be used in connection with a special meeting of beneficial shareholders of the SP Growth Asset Allocation Portfolio (the Growth Portfolio), a series of The Prudential Series Fund (the Fund), that will be held on March 30, 2011 and any adjournments thereof (the Meeting). At the Meeting, Growth Portfolio shareholders will be asked to vote to approve or disapprove the Agreement and Plan of Reorganization (the Plan), by and between the Fund, on behalf of the Growth Portfolio, and the Trust, on behalf of the AST BlackRock Global Strategies Portfolio (the BlackRock Portfolio).  Pursuant to the Plan, the assets of the Growth Portfolio would be acquired, and the liabilities of the Growth Portfolio would be assumed, by the BlackRock Portfolio, in exchange for the BlackRock Portfolio’s issuance of shares of beneficial interest in the BlackRock Portfolio to the Growth Portfolio and its beneficial shareholders (collectively, the Reorganization).

Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Amendment.  The Commission staff’s comments and the Registrant’s proposed responses are set forth below.

1.             Comment:   Please ensure that the front and back covers of the Prospectus/Proxy Statement contain all of the information required by N-14.

Response:   The Registrant has reviewed the front and back covers of the Prospectus/Proxy Statement and it contains all of the information required by Form N-14.

2.             Comment:  In the “Summary” section, please move the “Principal Investment Risks of the Portfolios” sub-section so that it appears after the “Reorganization Details and Reasons for the Reorganization” sub-section and before the “Fees and Expenses” sub-section.

Response:  The requested change has been made to the Amendment.

3.             Comment:  Please consider moving the “Information About the Reorganization” section so that it appears after the “Summary” section and before the “Comparison of Growth Portfolio and BlackRock Portfolio” section.

Response:  The requested change has been made to the Amendment.

4.             Comment:   In the “Summary—Fees and Expenses” section, please include the word “Acquired” at the beginning of the line item currently labeled “Underlying Portfolio Fees and Expenses” and insert the word Underlying in parentheses.

Response:   The requested changes have been made to the Amendment.

5.             Comment:   Please footnote all of the expense examples in the Amendment to indicate the termination date of the contractual expense cap.

Response:   The requested changes have been made to the Amendment.

6.             Comment:   Please indicate whether the BlackRock Portfolio intends to invest in sub-prime mortgage-related securities and update the related risk disclosure accordingly.

Response:   The Amendment has been revised to indicate that the BlackRock Portfolio may, from time to time, invest in sub-prime mortgage-related securities.  The related risk disclosure has been updated accordingly.

7.             Comment:   Please review the derivatives-related disclosure in the Amendment in light of the July 30, 2010 letter from Barry Miller of the Commission Staff to Karrie McMillan, General Counsel of the Investment Company Institute, and revise as appropriate.

Response:   At the Registrant’s request, BlackRock reviewed the above-referenced letter and the derivatives-related disclosure contained in the Amendment.  Based upon that review, BlackRock has informed the Registrant that it believes that no changes are required to such disclosure.

8.             Comment:   Please include disclosure relating to the Commission’s asset segregation requirements in any descriptions of the BlackRock Portfolio’s expected use of derivative strategies.

Response:   The requested changes have been made to the Amendment.

9.             Comment:   Please ensure that the “Management of the Portfolios” section and the Statement of Additional Information contain all of the information required by Form N-14.

Response:   The Registrant has reviewed the “Management of the Portfolios” section and the Statement of Additional Information and they comply with the requirements of Form N-14 in all material respects.

10.           Comment:   Please include a statement that additional information regarding the BlackRock Portfolio’s investments and risks, the management of the BlackRock Portfolio, the purchase and sale of BlackRock Portfolio shares, certain U.S. federal income tax considerations, and financial intermediary compensation is set forth in Exhibit B to the Prospectus/Proxy Statement.

Response:   The requested disclosure has been added to the Prospectus/Proxy Statement.

11.           Comment:   Please add disclosure to the effect that the BlackRock Portfolio will invest in issuers located in at least 3 different countries, including the United States.

Response:   The requested disclosure has been added to the Amendment.

12.           Comment:   Please add disclosure to regarding any transaction costs expected to be incurred in connection with the Growth Portfolio’s liquidation of Underlying Portfolio shares immediately prior to completion of the Reorganization and any related U.S. federal income tax consequences.

Response:    The Registrant has added the following disclosure to the Amendment:

“The Investment Manager further expects that: (i) the Growth Portfolio and its shareholders will not incur any transaction costs in connection with such redemption of Underlying Portfolio shares by the Growth Portfolio and (ii) the direct shareholders of the Growth Portfolio (i.e., the Participating Insurance Companies) will recognize taxable gain or loss in connection with such redemption of Underlying Portfolio shares by the Growth Portfolio.  Because of the federal tax-deferred treatment applicable to the Contracts, the redemption of Underlying Portfolio shares by the Growth Portfolio is not expected to result in taxable gain or loss for U.S. federal income tax purposes for Contract owners that beneficially own shares of the Growth Portfolio immediately prior to the Reorganization.”

13.           Comment:   Please supplementally provide Registrant’s analysis as to whether the surviving or non-surviving fund’s performance will be used after completion of the Reorganization.

Response:    In the North American Security Trust no-action letter, the Commission staff stated that in determining whether to use the surviving or non-surviving fund’s performance, an accounting, rather than legal, analysis prevails and that the attributes of the new fund (i.e., the Combined Fund) and the predecessor funds (i.e., the Growth Portfolio and the BlackRock Portfolio) should be compared to determine which predecessor fund most resembles the new fund.(1)  The relevant factors in this determination are:

•      The relative asset sizes of the funds;

•      Which fund’s investment adviser is the adviser to the surviving entity;

(1)  SEC No-Action Letter (pub. avail. Aug. 5, 1994).

•      Which fund’s investment objectives, policies, and restrictions most closely resemble that of the surviving entity;

•      The relative expense structures and ratios of the funds; and

•      Which fund’s portfolio composition most closely resembles that of the surviving entity.

The Investment Manager notes that, as of June 30, 2010, the Growth Portfolio was substantially larger than the BlackRock Portfolio, which had no assets.  The Investment Manager further notes that BlackRock will serve as the sole subadviser for the BlackRock Portfolio and is expected to serve as the sole subadviser for the Combined Fund.  Finally, the investment objectives, policies, and restrictions, the expense structures, and the portfolio composition of the surviving entity are expected to most closely resemble those of the BlackRock Portfolio.  Based on the foregoing factors, the Investment Manager expects that the performance history of the Growth Portfolio will not survive the Reorganization.

* * * * *

The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission Staff comments or changes to disclosure in the Amendment in response to Commission Staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * *

Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Sincerely yours,

/s/ John P. Schwartz
John P. Schwartz